UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH MANAGED VOLATILITY

INTERNATIONAL DIVIDEND FUND

FORM N-Q

DECEMBER 31, 2013

LEGG MASON BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited)	December 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 8.5%
Diversified Consumer Services - 0.8%
Benesse Holdings Inc.	600	$24,072

Hotels, Restaurants & Leisure - 1.0%
Oriental Land Co., Ltd.	100	14,405
Tim Hortons Inc.	300	17,507

Total Hotels, Restaurants & Leisure		31,912

Media - 3.4%
British Sky Broadcasting Group PLC	1,611	22,516
SES	883	28,583
Shaw Communications Inc., Class B Shares	1,000	24,335
Thomson Reuters Corp.	700	26,471

Total Media		101,905

Multiline Retail - 0.9%
Canadian Tire Corp., Ltd., Class A Shares	302	28,285

Specialty Retail - 1.7%
Nitori Holdings Co., Ltd.	250	23,668
USS Co., Ltd.	2,000	27,424

Total Specialty Retail		51,092

Textiles, Apparel & Luxury Goods - 0.7%
Yue Yuen Industrial Holdings Ltd.	6,506	21,731

TOTAL CONSUMER DISCRETIONARY		258,997

CONSUMER STAPLES - 17.0%
Food & Staples Retailing - 9.2%
Aeon Co., Ltd.	1,500	20,297
Colruyt SA	500	27,913
Delhaize Group	520	30,904
Empire Co., Ltd., Class A Shares	300	20,498
FamilyMart Co., Ltd.	560	25,551
Koninklijke Ahold NV	1,669	29,963
Lawson Inc.	400	29,893
Metro Inc., Class A Shares	295	18,023
Shoppers Drug Mart Corp.	500	27,390
Tesco PLC	1,956	10,830
William Morrison Supermarkets PLC	4,661	20,145
Woolworths Ltd.	600	18,135

Total Food & Staples Retailing		279,542

Food Products - 2.9%
Nestle SA, Registered Shares	450	32,941
Suedzucker AG	800	21,593
Want Want China Holdings Ltd.	9,043	13,038
Yamazaki Baking Co., Ltd.	2,000	20,492

Total Food Products		88,064

Household Products - 1.5%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	5,176	14,719
Reckitt Benckiser Group PLC	372	29,526

Total Household Products		44,245

Personal Products - 0.8%
Shiseido Co., Ltd.	1,500	24,086

Tobacco - 2.6%
British American Tobacco PLC	517	27,721
Imperial Tobacco Group PLC	732	28,340
Japan Tobacco Inc.	700	22,733

Total Tobacco		78,794

TOTAL CONSUMER STAPLES		514,731

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
China Petroleum & Chemical Corp., Class H Shares	26,000	$21,224
Keyera Corp.	478	28,768
Pembina Pipeline Corp.	300	10,568
Royal Dutch Shell PLC, Class B Shares	800	30,205

Total SA	500	30,630

TOTAL ENERGY		121,395

FINANCIALS - 19.0%
Commercial Banks - 8.1%
Banco Santander SA	3,400	30,431
Bank of China Ltd., Class H Shares	48,000	22,099
Bendigo and Adelaide Bank Ltd.	2,157	22,630
China Construction Bank Corp., Class H Shares	28,109	21,206
China Minsheng Banking Corp. Ltd., Class H Shares	17,148	19,018
Commonwealth Bank of Australia	325	22,577
Gunma Bank Ltd.	4,000	22,296
National Bank of Canada	342	28,458
Oversea-Chinese Banking Corp. Ltd.	3,000	24,248
Toronto-Dominion Bank	340	32,043

Total Commercial Banks		245,006

Diversified Financial Services - 0.7%
First Pacific Co., Ltd.	19,829	22,554

Insurance - 7.3%
Amlin PLC	3,954	30,047
Catlin Group Ltd.	3,300	31,722
Fairfax Financial Holdings Ltd.	65	25,952
Hannover Rueck SE	300	25,745
Hiscox Ltd.	2,581	29,704
Lancashire Holdings Ltd.	1,900	25,517
Talanx AG	750	25,433	*
Trygvesta A/S	270	26,115

Total Insurance		220,235

Real Estate Investment Trusts (REITs) - 0.7%
Link REIT	4,192	20,381

Real Estate Management & Development - 2.2%
Daito Trust Construction Co., Ltd.	300	28,003
PSP Swiss Property AG, Registered Shares	200	16,927	*
Swiss Prime Site AG, Registered Shares	270	20,900	*

Total Real Estate Management & Development		65,830

TOTAL FINANCIALS		574,006

HEALTH CARE - 10.7%
Health Care Providers & Services - 0.8%
Miraca Holdings Inc.	500	23,550

Pharmaceuticals - 9.9%
AstraZeneca PLC	486	28,767
Chugai Pharmaceutical Co., Ltd.	1,000	22,078
Eisai Co., Ltd.	800	30,956
GlaxoSmithKline PLC	1,137	30,342
Mitsubishi Tanabe Pharma Corp.	1,500	20,881
Novartis AG, Registered Shares	345	27,537
Otsuka Holdings KK	600	17,320
Roche Holding AG	100	27,936
Sanofi	200	21,219

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Pharmaceuticals - 9.9% (continued)
Santen Pharmaceutical Co., Ltd.	500	$23,288
Shionogi & Co., Ltd.	800	17,320
Teva Pharmaceutical Industries Ltd., ADR	518	20,761
Tsumura & Co.	400	10,590

Total Pharmaceuticals		298,995

TOTAL HEALTH CARE		322,545

INDUSTRIALS - 4.6%
Industrial Conglomerates - 0.7%
Jardine Matheson Holdings Ltd.	400	20,924

Road & Rail - 2.4%
ComfortDelGro Corp. Ltd.	17,000	27,077
MTR Corp. Ltd.	6,161	23,319
West Japan Railway Co.	500	21,651

Total Road & Rail		72,047

Transportation Infrastructure - 1.5%
Beijing Capital International Airport Co., Ltd.	30,000	23,561
Hutchison Port Holdings Trust	33,000	22,275

Total Transportation Infrastructure		45,836

TOTAL INDUSTRIALS		138,807

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.9%
VTech Holdings Ltd.	2,000	25,998

Electronic Equipment, Instruments & Components - 0.3%
Nippon Electric Glass Co., Ltd.	2,000	10,483

Office Electronics - 1.0%
Neopost SA	400	30,827

TOTAL INFORMATION TECHNOLOGY		67,308

MATERIALS - 0.7%
Chemicals - 0.7%
Givaudan SA, Registered Shares	15	21,423	*

TELECOMMUNICATION SERVICES - 18.8%
Diversified Telecommunication Services - 12.9%
BCE Inc.	506	21,912
Belgacom SA	1,100	32,543
Bell Aliant Inc.	779	19,602
Bezeq Israeli Telecommunication Corp. Ltd.	18,589	31,508
Chunghwa Telecom Co., Ltd., ADR	656	20,310
Elisa OYJ	1,300	34,445
HKT Trust and HKT Ltd.	26,000	25,717
Nippon Telegraph & Telephone Corp.	500	26,873
Orange	2,200	27,239
PCCW Ltd.	52,991	23,713
Portugal Telecom, SGPS, SA, Registered Shares	4,300	18,693
Singapore Telecommunications Ltd.	8,000	23,202
Swisscom AG, Registered Shares	54	28,506
TDC A/S	3,136	30,419
Telefonica Deutschland Holding AG	3,000	24,763	(a)

Total Diversified Telecommunication Services		389,445

Wireless Telecommunication Services - 5.9%
China Mobile Ltd.	1,949	20,170
KDDI Corp.	600	36,863
NTT DoCoMo Inc.	1,500	24,570
Rogers Communications Inc., Class B Shares	537	24,301
StarHub Ltd.	7,000	23,796
Vodacom Group Ltd.	1,600	20,286
Vodafone Group PLC	7,379	28,960

Total Wireless Telecommunication Services		178,946

TOTAL TELECOMMUNICATION SERVICES		568,391

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
UTILITIES - 11.6%
Electric Utilities - 6.0%
Cheung Kong Infrastructure Holdings Ltd.	3,557	$22,523
Chugoku Electric Power Co. Inc.	900	13,982
CLP Holdings Ltd.	3,933	31,092
Hokuriku Electric Power Co.	800	10,840
Huaneng Power International Inc., Class H Shares	26,000	23,471
Power Assets Holdings Ltd.	2,843	22,621
Scottish & Southern Energy PLC	946	21,461
Spark Infrastructure Group	12,356	17,928	(a)
Terna SpA	3,204	16,009

Total Electric Utilities		179,927

Gas Utilities - 1.3%
Osaka Gas Co., Ltd.	5,000	19,609
Tokyo Gas Co., Ltd.	4,000	19,675

Total Gas Utilities		39,284

Independent Power Producers & Energy Traders - 1.0%
Tractebel Energia SA	1,000	15,234
TransAlta Corp.	1,232	15,634

Total Independent Power Producers & Energy Traders		30,868

Multi-Utilities - 2.5%
Centrica PLC	4,086	23,526
GDF Suez	1,080	25,399
National Grid PLC	2,062	26,907

Total Multi-Utilities		75,832

Water Utilities - 0.8%
Severn Trent PLC	900	25,410

TOTAL UTILITIES		351,321

TOTAL COMMON STOCKS (Cost - $2,582,500)		2,938,924

PREFERRED STOCKS - 1.1%
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Oi SA	4,200	6,391
Telefonica Brasil SA	700	13,301

TOTAL TELECOMMUNICATION SERVICES		19,692

UTILITIES - 0.4%
Electric Utilities - 0.4%
Companhia Energetica de Minas Gerais	2,270	13,480

TOTAL PREFERRED STOCKS (Cost - $52,261)		33,172

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,634,761)		2,972,096

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 11.8%
Repurchase Agreements - 11.8%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 12/31/13 with RBS Securities Inc.; Proceeds at maturity - $356,000; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 7/15/14 to 1/15/23; Market value - $363,121) (Cost - $356,000)	0.010%	1/2/14	$356,000	$356,000

TOTAL INVESTMENTS - 110.0% (Cost - $2,990,761#)				3,328,096
Liabilities in Excess of Other Assets - (10.0)%				(302,821)

TOTAL NET ASSETS - 100.0%				$3,025,275

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

Summary of Investments by Country †
Japan	19.0%
United Kingdom	13.3
Canada	11.1
Hong Kong	7.8
Switzerland	5.3
China	4.9
France	4.1
Singapore	3.6
Germany	2.9
Belgium	2.8
Australia	2.4
Netherlands	1.8
Denmark	1.7
Israel	1.6
Brazil	1.5
Finland	1.0
Spain	0.9
Luxembourg	0.9
Taiwan	0.6
South Africa	0.6
Portugal	0.6
Italy	0.5
Mexico	0.4
Short - Term Investments	10.7

100.0%

†	As a percentage of total investments. Please note that the Fund holdings are as of December 31, 2013 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch Managed Volatility International Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$2,938,924	—	—	$2,938,924
Preferred stocks	33,172	—	—	33,172

Total long-term investments	$2,972,096	—	—	$2,972,096

Short-term investments†	—	$356,000	—	356,000

Total investments	$2,972,096	$356,000	—	$3,328,096

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2013, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2013, securities valued at $2,199,566 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$394,925
Gross unrealized depreciation	(57,590)

Net unrealized appreciation	$337,335

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2013, the fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: February 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: February 25, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 25, 2014